Other Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Miscellaneous current liabilities [abstract]
VAT Payables	$ 291	$ 9
Accruals for personnel related expenses	7,041	5,982
Other	1,037	579
Total	$ 8,369	$ 6,570	$ 5,196	$ 13,823